Offerings - Offering: 1	Aug. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share (1)
Amount Registered | shares	10,200,000
Maximum Aggregate Offering Price	$ 95,268,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,585.53
Offering Note

(1) The shares of our common stock being registered hereunder are being registered for sale by the selling security holders named in the prospectus. Under Rule 416 of the Securities Act of 1933, as amended, the shares being registered include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered in this registration statement as a result of any stock splits, stock dividends or other similar event.

(2) Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per Security and the maximum aggregate offering price are based on the average of the $9.96 (high) and $9.11 (low) sale price of the Registrant’s Common Stock as reported on the Nasdaq Global Market on August 26, 2025, which date is within five business days prior to filing this Registration Statement.